CAPITAL - Risk-Based Capital(Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 755,735	$ 703,891
Subordinated debt, original issue	120,000
Excess Capital	$ 271,600
Risk Based Ratios [Abstract]
Common Equity Tier One Capital to Risk-Weighted Assets	10.63%	10.46%
Common Equity Tier One Capital Required for Capital Adequacy	$ 408,746	$ 344,848
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.75%	5.125%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 497,604	$ 471,012
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Tier One Risk Based Capital	$ 755,839	$ 703,995
Tier One Risk Based Capital to Risk Weighted Assets	10.63%	10.46%
Tier One Risk Based Capital Required for Capital Adequacy	$ 515,376	$ 445,779
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.25%	6.625%	4.00%
Capital Conservation Buffer-Fully Phased-In	2.50%
Capital Conservation Buffer-Phased-In Incremental Change	0.625%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 604,233	$ 571,943
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%	8.50%
Capital	$ 929,148	$ 881,158
Capital to Risk Weighted Assets	13.07%	13.10%
Capital Required for Capital Adequacy	$ 657,548	$ 580,354
Capital Required for Capital Adequacy to Risk Weighted Assets	9.25%	8.625%
Capital [Abstract]
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 746,406	$ 706,517
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%	10.50%
Tier One Leverage Capital	$ 755,839	$ 703,995
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 342,198	$ 327,562
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%	4.00%
Tier One Leverage Capital to Average Assets	8.84%	8.60%
Tier One Leverage Capital Required for Capital Adequacy	$ 342,198	$ 327,562
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 794,251	$ 747,151
Risk Based Ratios [Abstract]
Common Equity Tier One Capital to Risk-Weighted Assets	11.21%	11.13%
Common Equity Tier One Capital Required for Capital Adequacy	$ 407,220	$ 344,038
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.75%	5.125%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 495,746	$ 469,906
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%	7.00%
Tier One Risk Based Capital	$ 794,355	$ 747,255
Tier One Risk Based Capital to Risk Weighted Assets	11.22%	11.13%
Tier One Risk Based Capital Required for Capital Adequacy	$ 513,452	$ 444,732
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	7.25%	6.625%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 460,336	$ 436,341
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 601,978	$ 570,600
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%	8.50%
Capital	$ 856,363	$ 813,433
Capital to Risk Weighted Assets	12.09%	12.12%
Capital Required for Capital Adequacy	$ 655,093	$ 578,991
Capital Required for Capital Adequacy to Risk Weighted Assets	9.25%	8.625%
Capital [Abstract]
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 566,567	$ 537,035
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 743,619	$ 704,859
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%	10.50%
Tier One Leverage Capital	$ 794,355	$ 747,255
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	708,209	671,294
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 342,113	$ 327,392
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%	4.00%
Tier One Leverage Capital to Average Assets	9.29%	9.13%
Tier One Leverage Capital Required for Capital Adequacy	$ 342,113	$ 327,392
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 427,642	$ 409,240
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%